Inventories	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 2 - INVENTORIES

At June 30, 2011 and December 31, 2010, inventories consisted of the following:

	2011	2010
Raw materials	$103,427	$108,930
Work in process	272,341	-
Finished goods	3,738,767	16,226,424
	4,114,535	16,335,354
Less: reserve for obsolete inventory	(97,974)	(95,777)
	$4,016,561	$16,239,577